Document and Entity Information - USD ($)	9 Months Ended
	Sep. 30, 2016	Nov. 01, 2016	Feb. 25, 2016	Dec. 31, 2015
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Central Index Key	0001193311
Document Type	POS AM
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		0
Entity Public Float				$ 0
Oncor's Management and Board of Directors [Member]
Entity Outstanding Membership Interests		0.22%	0.22%
Oncor Electric Delivery Holdings Company LLC [Member]
Entity Outstanding Membership Interests		80.03%	80.03%
Texas Transmission and Investment LLC [Member]
Entity Outstanding Membership Interests		19.75%	19.75%